Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net loss	$ (8,535)	$ (13,680)	$ (17,887)
Items not affecting cash and other items:
Depreciation and amortization	7,998	8,419	9,067
Provision for loan losses	18,499	18,414	13,778
Credit facility interest expense	5,721	6,702	6,064
Debenture and other financing expense	3,212	3,324	3,518
Accretion related to debentures	553	687	958
Share of loss in investment accounted for using the equity method	0	0	8,267
Stock-based compensation expense	1,778	1,938	2,478
Revaluation gain	(5)	(1,322)	(9,628)
Other non-operating (income) expense	34	1,007	3,408
Income tax recovery	(397)	(341)	(400)
Cash flows from (used in) operations before changes in working capital	28,858	25,148	19,623
Changes in:
Net issuance of loans receivable	(20,529)	(15,810)	(18,655)
Prepaid expenses, and other receivables and assets	4,547	2,022	(2,167)
Accounts payable, accruals and other	(6,026)	(2,203)	1,901
Restricted cash	46	(771)	(159)
Net investment in sub-lease	446	381	13
Cash (used in) provided by operating activities	7,342	8,767	556
Interest paid	(8,247)	(9,982)	(9,668)
Income taxes paid	(59)	(56)	(55)
Net cash used in operating activities	(964)	(1,271)	(9,167)
Investing activities
Investment in intangible assets	(2,609)	(3,175)	(3,206)
Purchase of marketable securities	(5,824)	(816)	0
Proceeds from sale of investment portfolio	715	200	334
Proceeds from sale of marketable securities	19,483	1,076	0
Purchases of property and equipment	(49)	(79)	(214)
Net cash provided by (used in) investing activities	11,716	(2,794)	(3,086)
Financing activities
Lease liabilities – principal payments	(604)	(608)	(571)
Repayments on debentures	(2,333)	(2,192)	(2,393)
Advances on credit facility	4,942	1,904	5,344
Repayments on credit facility	(2,499)	(2,517)	(2,119)
Repurchase of common shares	(1,107)	(104)	(1,122)
Proceeds from exercise of options	35	0	0
Net cash used in financing activities	(1,566)	(3,517)	(861)
Effect of exchange rate fluctuations on cash and cash equivalents	(14)	(21)	(21)
Net increase (decrease) in cash and cash equivalent	9,172	(7,603)	(13,135)
Cash and cash equivalent, beginning of period	8,530	16,133	29,268
Cash and cash equivalent, end of period	$ 17,702	$ 8,530	$ 16,133